UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment [  ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Empyrean Capital Partners, LP
           ------------------------------------------
Address:   10250 Constellation Boulevard
           ------------------------------------------
           Suite 2950
           ------------------------------------------
           Los Angeles, California  90067


Form 13F File Number: 028-11141
                     -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tony Hynes
        ------------------------------------------
Title:  Chief Financial Officer
        ------------------------------------------
Phone:  310-843-3060
        ------------------------------------------

Signature,  Place,  and  Date  of  Signing:

       /s/ Tony Hynes                 Los Angeles, California         5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                         --------------

Form 13F Information Table Entry Total:              62
                                         --------------

Form 13F Information Table Value Total:     $ 2,184,781
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    VALUE    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
BALLY TECHNOLOGIES INC       COM              05874B107   94,462  2,495,685 SH       SOLE                 2,495,685
BOSTON PRIVATE FINL HLDGS IN *W EXP 11/21/201 101119113      789    315,000 SH       SOLE                   315,000
CEPHALON INC                 COM              156708109   20,542    270,000 SH       SOLE                   270,000
CHARLES RIV LABS INTL INC    COM              159864107   95,654  2,492,290 SH       SOLE                 2,492,290
CHARTER COMMUNICATIONS INC D CL A NEW         16117M305    7,595    150,000 SH       SOLE                   150,000
CHINA MED TECHNOLOGIES INC   SPONSORED ADR    169483104    9,021    775,000 SH       SOLE                   775,000
CHINA MED TECHNOLOGIES INC   NOTE 6.250%12/1  169483AE4    1,069  1,000,000 PRN      SOLE                 1,000,000
COINSTAR INC                 COM              19259P300   19,286    420,000 SH       SOLE                   420,000
CORELOGIC INC                COM              21871D103    4,477    241,977 SH       SOLE                   241,977
DAVITA INC                   COM              23918K108   45,722    534,700 SH       SOLE                   534,700
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302   47,664  1,353,700 SH       SOLE                 1,353,700
E TRADE FINANCIAL CORP       COM NEW          269246401   84,011  5,375,000 SH       SOLE                 5,375,000
EASTMAN KODAK CO             COM              277461109      371    114,850 SH       SOLE                   114,850
EXCO RESOURCES INC           COM              269279402   43,386  2,100,000 SH       SOLE                 2,100,000
FIRST AMERN FINL CORP        COM              31847R102    3,993    241,977 SH       SOLE                   241,977
HEALTH CARE REIT INC         NOTE 4.750% 7/1  42217KAQ9   12,786 11,355,000 PRN      SOLE                11,355,000
HESS CORP                    COM              42809H107   21,303    250,000 SH  CALL SOLE                   250,000
INTERPUBLIC GROUP COS INC    NOTE 4.250% 3/1  460690BA7   32,271 28,000,000 PRN      SOLE                28,000,000
KROGER CO                    COM              501044101   27,086  1,130,000 SH       SOLE                 1,130,000
KULICKE & SOFFA INDS INC     NOTE 0.875% 6/0  501242AT8    5,017  5,000,000 PRN      SOLE                 5,000,000
LDK SOLAR CO LTD             NOTE 4.750% 4/1  50183LAD9    9,263 10,000,000 PRN      SOLE                10,000,000
LDK SOLAR CO LTD             NOTE 4.750% 4/1  50183LAB3   36,384 36,434,000 PRN      SOLE                36,434,000
LEAR CORP                    COM NEW          521865204    9,774    200,000 SH       SOLE                   200,000
LIBERTY MEDIA CORP           DEB 4.000%11/1   530715AG6    9,235 15,613,000 PRN      SOLE                15,613,000
LIBERTY MEDIA CORP           DEB 3.500% 1/1   530715AN1   19,111 33,500,000 PRN      SOLE                33,500,000
LIBERTY MEDIA CORP NEW       CAP COM SER A    53071M302   36,835    500,000 SH       SOLE                   500,000
LIBERTY MEDIA CORP NEW       INT COM SER A    53071M104   42,955  2,678,000 SH       SOLE                 2,678,000
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   54,090    900,000 SH  CALL SOLE                   900,000
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   52,684    876,600 SH       SOLE                   876,600
MEAD JOHNSON NUTRITION CO    COM              582839106   18,599    321,062 SH       SOLE                   321,062
MEDCO HEALTH SOLUTIONS INC   COM              58405U102   30,677    546,250 SH       SOLE                   546,250
MEDICIS PHARMACEUTICAL CORP  NOTE 2.500% 6/0  58470KAA2   16,877 14,578,000 PRN      SOLE                14,578,000
MENTOR GRAPHICS CORP         NOTE 6.250% 3/0  587200AG1   11,756 11,504,000 PRN      SOLE                11,504,000
MICRON TECHNOLOGY INC        NOTE 1.875% 6/0  595112AH6   21,751 20,000,000 PRN      SOLE                20,000,000
MONSANTO CO NEW              COM              61166W101  101,164  1,400,000 SH  CALL SOLE                 1,400,000
NEWS CORP                    CL A             65248E104   46,367  2,637,500 SH       SOLE                 2,637,500
NOVARTIS A G                 SPONSORED ADR    66987V109   24,868    150,251 SH       SOLE                   150,251
NUVASIVE INC                 NOTE 2.250% 3/1  670704AB1   24,124 24,472,000 PRN      SOLE                24,472,000
OCWEN FINL CORP              COM NEW          675746309   50,790  4,608,905 SH       SOLE                 4,608,905
OIL SVC HOLDRS TR            DEPOSTRY RCPT    678002106   24,391    148,400 SH       SOLE                   148,400
ON SEMICONDUCTOR CORP        NOTE 4/1         682189AE5    8,474  7,500,000 PRN      SOLE                 7,500,000
ON SEMICONDUCTOR CORP        NOTE 1.875%12/1  682189AD7   34,757 23,500,000 PRN      SOLE                23,500,000
QUICKSILVER RESOURCES INC    DBCV 1.875%11/0  74837RAB0   22,292 20,888,000 PRN      SOLE                20,888,000
RF MICRODEVICES INC          NOTE 1.000% 4/1  749941AJ9   27,519 25,798,000 PRN      SOLE                25,798,000
SAVIENT PHARMACEUTICALS INC  COM              80517Q100   13,250  1,250,000 SH       SOLE                 1,250,000
SEARS HLDGS CORP             COM              812350106   62,393    754,908 SH       SOLE                   754,908
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506   39,875    500,000 SH  CALL SOLE                   500,000
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506   35,728    448,000 SH       SOLE                   448,000
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   23,634  1,442,000 SH       SOLE                 1,442,000
SMURFIT-STONE CONTAINER CORP COM              83272A104   36,718    950,000 SH       SOLE                   950,000
SPDR GOLD TRUST              GOLD SHS         78463V107  139,860  1,000,000 SH  CALL SOLE                 1,000,000
SPDR GOLD TRUST              GOLD SHS         78463V107  122,378    875,000 SH       SOLE                   875,000
SPDR SERIES TRUST            S&P OILGAS EXP   78464A730   21,259    330,000 SH       SOLE                   330,000
SUNCOR ENERGY INC NEW        COM              867224107   67,260  1,500,000 SH  CALL SOLE                 1,500,000
SUNPOWER CORP                DBCV 1.250% 2/1  867652AA7    8,188  8,350,000 PRN      SOLE                 8,350,000
TALECRIS BIOTHERAPEUTICS HLD COM              874227101    5,360    200,000 SH       SOLE                   200,000
TFS FINL CORP                COM              87240R107   50,445  4,750,000 SH       SOLE                 4,750,000
TRW AUTOMOTIVE HLDGS CORP    COM              87264S106   22,252    404,000 SH       SOLE                   404,000
VERIFONE SYS INC             NOTE 1.375% 6/1  92342YAB5    3,758  2,800,000 PRN      SOLE                 2,800,000
VERISIGN INC                 COM              92343E102   43,452  1,200,000 SH       SOLE                 1,200,000
VISA INC                     COM CL A         92826C839  159,041  2,160,300 SH  PUT  SOLE                 2,160,300


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    VALUE    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
VISTEON CORP                 COM NEW          92839U206   18,691    299,100 SH       SOLE                   299,100
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